Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021	Jul. 31, 2015	Apr. 30, 2015	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Proceeds on disposal of equity accounted investee					$ 700
Gain on discontinuation of equity accounted investment on disposal				$ (2,251)
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of ownership acquired		30.00%
Total cash consideration		$ 15,200
Impairment loss						$ 9,926
Proceeds on disposal of equity accounted investee					700
Gain on disposal of equity accounted investee					$ 700
Inspirock, Inc [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of ownership acquired			20.60%
Total cash consideration			$ 1,945
Inspirock, Inc [Member] | Klarna Holding Plc. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Consideration received from acquisition	$ 3,865
Expenses netted off from consideration received	24
Cash consideration received partly	453
Cash consideration received amount held in escrow account	117
Consideration received in form of equity shares at the time of disposal of equity accounted investee	3,412
Gain on discontinuation of equity accounted investment on disposal	2,251
Carrying amount of equity accounted investee	$ 1,638